Nature of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Subsidiary	Dec. 31, 2007
Nature of Operations [Abstract]
Shares of stock offered and sold (in shares)		1,388,625
Price per share of common stock issued (in dollars per share)		$ 10.00
Gross proceeds from stock issued		$ 13,886,250
Stock issuance costs incurred		535,000
Investment in affiliate		$ 7,100,000
Percentage of proceeds from stock issuance invested in affiliate (in hundredths)		53.00%
Number of wholly owned subsidiaries	5